Stock-Based Compensation Expense (Details) - Schedule of Fair Value of Options Granted is Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	60.00%	60.00%
Risk-free interest rate		30.00%
Exercise price (in Dollars per share)	$ 2.2	$ 2.2
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.39%
Expected life (in years)	5 years 6 months	5 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.81%
Expected life (in years)	7 years	7 years